SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.    SUBSEQUENT EVENTS

Hope Bay

In February 2021, Agnico Eagle Mines Limited (“Agnico”) completed the acquisition of TMAC, the previous owner of the Hope Bay mine. Concurrent with the acquisition, Agnico provided notice to the Company and exercised the buyback right with respect to 1.5% of the total 2.5% NSR royalty the Company owned on the Hope Bay mine for $50.0 million. The Company has retained a 1% NSR royalty on the Hope Bay mine that is not subject to any reductions.

Investment Proceeds

In February 2021, Northern Vertex closed its Financing (Note 6) and the Company received $7.7 million in proceeds for the sale of its Northern Vertex common shares.

Royalty Proceeds

In January 2021, the Company received the remaining $2.5 million owed under the Beta Hunt royalty Amendment (Note 4a).

Exercise of Stock Options

Subsequent to December 31, 2020, a total of 589,351 stock options were exercised with a weighted-average exercise price of CAD$2.32.

Credit Facility Payment

In February 2021, the Company repaid $32.0 million, leaving the full $120.0 million available under the Company’s Credit Facility.

Dividend Declared

In February 2021, the Board of Directors of the Company declared a quarterly dividend of $0.01 per common share payable on March 15, 2021 to shareholders of record as of the close of business on February 26, 2021.